Organization and Description of the Business	12 Months Ended
Dec. 31, 2018
Organization and Description of the Business
Organization and Description of the Business

1. Organization and Description of the Business

Liquidia Technologies, Inc. (“Liquidia” or the “Company”), is a late‑stage clinical biopharmaceutical company focused on the development and commercialization of human therapeutics using the Company’s proprietary PRINT technology to transform the lives of patients. PRINT is a particle engineering platform that enables precise production of uniform drug particles designed to improve the safety, efficacy and performance of a wide range of therapies. The Company is currently focused on the development of two product candidates for which it holds worldwide commercial rights: LIQ861 for the treatment of pulmonary arterial hypertension and LIQ865 for the treatment of local post‑operative pain.

The development and commercialization activities are conducted at the Company’s headquarters located in Morrisville, North Carolina. The Company was incorporated under the laws of the state of Delaware in 2004.